Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (13.8%)
$60,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	12/20/23	4.300	$59,473,776
76,000	BNP Paribas SA, Commodity Index Linked Bank Guaranteed Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(3)	(A+, Aa3)	08/14/23	4.430	69,017,478
55,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(A+, Aa2)	12/15/23	4.330	56,555,298
90,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	05/23/23	4.330	64,928,244
40,000	UBS AG London, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR + 0.200% (1),(2),(3)	(A+, Aa2)	08/22/23	4.500	41,015,760
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $321,000,000)					290,990,556

UNITED STATES AGENCY OBLIGATIONS (28.2%)
10,000	Federal Farm Credit Banks, FEDL01 + 0.030% (3)	(AA+, Aaa)	03/09/23	4.360	9,999,821
61,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (3)	(AA+, Aaa)	05/03/23	4.684	61,008,389
110,600	Federal Farm Credit Banks, SOFR + 0.380% (3)	(AA+, Aaa)	05/08/23	4.680	110,693,374
5,600	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	5,449,825
17,000	Federal Farm Credit Banks, SOFR + 0.025% (3)	(AA+, Aaa)	09/27/23	4.325	17,003,058
8,000	Federal Farm Credit Banks, SOFR + 0.135% (3)	(AA+, Aaa)	11/06/23	4.435	8,001,708
25,400	Federal Farm Credit Banks, SOFR + 0.040% (3)	(AA+, Aaa)	02/05/24	4.340	25,382,047
8,800	Federal Farm Credit Banks, SOFR + 0.040% (3)	(AA+, Aaa)	05/15/24	4.340	8,803,759
5,000	Federal Farm Credit Banks, SOFR + 0.100% (3)	(AA+, Aaa)	08/08/24	4.400	5,002,684
12,400	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	12,036,639
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	4,751,677
30,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	30,583,732
19,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	18,786,860
19,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/26/23	0.250	19,145,451
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	15,599,709
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	21,698,071
24,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	22,358,913
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,497,728
28,800	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	28,401,582
48,100	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	47,162,511
3,000	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	2,889,898
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,601,103
48,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	47,328,883
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	19,778,172
23,500	Federal National Mortgage Association (4)	(AA+, Aaa)	06/17/25	0.500	21,585,017
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $604,210,007)					592,550,611

UNITED STATES TREASURY OBLIGATIONS (51.8%)
20,000	United States Treasury Bills (5)	(AA+, Aaa)	03/14/23	4.455	19,898,525
11,700	United States Treasury Bills (5)	(AA+, Aaa)	03/23/23	1.588	11,627,488
14,300	United States Treasury Bills (5)	(AA+, Aaa)	06/15/23	3.026	14,060,165
23,700	United States Treasury Bills (4),(5)	(AA+, Aaa)	08/10/23	3.192	23,124,825
158,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.037% (3),(6),(7)	(AA+, Aaa)	07/31/24	4.686	157,956,160
6,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (3)	(AA+, Aaa)	04/30/23	4.683	6,303,468
210,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.029% (3)	(AA+, Aaa)	07/31/23	4.678	210,033,867
185,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035% (3)	(AA+, Aaa)	10/31/23	4.684	185,039,437
306,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015% (3),(6),(7)	(AA+, Aaa)	01/31/24	4.634	305,996,723
105,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.075% (3),(7)	(AA+, Aaa)	04/30/24	4.574	104,870,770
25,200	United States Treasury Notes	(AA+, Aaa)	08/31/24	3.250	24,738,328
10,500	United States Treasury Notes	(AA+, Aaa)	04/30/23	0.125	10,383,406
17,200	United States Treasury Notes	(AA+, Aaa)	08/15/25	3.125	16,829,797
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,092,184,024)					1,090,862,959

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Shares		Value

SHORT-TERM INVESTMENTS (3.1%)
40,718,722	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.18%	$40,718,722
24,097,975	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(8)	24,097,975
TOTAL SHORT-TERM INVESTMENTS (Cost $64,816,697)		64,816,697

TOTAL INVESTMENTS AT VALUE (96.9%) (Cost $2,082,210,728)		2,039,220,823

OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%)		66,272,964
NET ASSETS(9) (100.0%)		$2,105,493,787

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities amounted to a value of $290,990,556 or 13.8% of net assets.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2023.
(4)	Security or portion thereof is out on loan.
(5)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2023.
(6)	At January 31, 2023, $69,991,580 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(7)	At January 31, 2023, $10,092,366 in the value of these securities has been pledged as collateral for open swap contracts.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of January 31, 2023, the Credit Suisse Commodity Return Strategies Fund held $271,673,093 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 12.9% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Mar 2023	224	$15,267,000	$483,184
Corn Futures	USD	Mar 2023	540	18,353,250	262,628
Corn Futures	USD	May 2023	233	7,892,875	153,601
Cotton No. 2 Futures	USD	Mar 2023	170	7,328,700	187,971
Soybean Futures	USD	May 2023	45	3,443,063	97,165
Soybean Futures	USD	Nov 2023	776	52,884,400	327,444
Soybean Meal Futures	USD	Mar 2023	114	5,519,880	622,525
Soybean Meal Futures	USD	Dec 2023	229	9,029,470	(433,094)
Soybean Oil Futures	USD	Mar 2023	430	16,081,140	(649,245)
Sugar No. 11 Futures	USD	Apr 2023	539	12,339,219	689,796
Wheat (KC HRW) Futures	USD	Mar 2023	99	4,349,813	(300,024)
Wheat (KC HRW) Futures	USD	May 2023	112	4,881,800	(62,973)
Wheat Futures	USD	Mar 2023	355	13,512,187	(1,394,662)
					$(15,684)
Energy
Brent Crude Oil Futures	USD	Mar 2023	431	36,708,270	$450,688
Gasoline RBOB Futures	USD	Feb 2023	72	7,762,003	1,119,590
Gasoline RBOB Futures	USD	Apr 2023	39	4,448,153	215,492
Light Sweet Crude Oil Futures	USD	Jun 2023	491	38,852,830	(670,232)
Low Sulphur Gasoil Futures	USD	Mar 2023	149	13,406,275	793,200
Natural Gas Futures	USD	Feb 2023	2,573	69,059,320	(74,170,969)
NY Harbor ULSD Futures	USD	Feb 2023	23	3,037,877	80,812
NY Harbor ULSD Futures	USD	Mar 2023	18	2,296,879	30,690

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase(continued)
NY Harbor ULSD Futures	USD	Apr 2023	46	$5,697,854	$(191,279)
					$(72,342,008)
Industrial Metals
LME Lead Future	USD	Mar 2023	95	5,065,281	$(238,471)
LME Nickel Futures	USD	Mar 2023	164	29,762,064	3,808,720
LME Primary Aluminum Futures	USD	Mar 2023	506	33,250,525	3,305,683
LME Zinc Futures	USD	Mar 2023	272	23,111,568	3,431,336
					$10,307,268
Livestock
Lean Hogs Futures	USD	Apr 2023	272	9,403,040	$(34,600)
Live Cattle Futures	USD	Apr 2023	246	16,041,660	193,339
					$158,739
Precious Metals
Copper Futures	USD	May 2023	250	26,465,625	$4,287,125
Gold 100 oz. Futures	USD	Apr 2023	369	71,781,570	(4,141)
Silver Futures	USD	Mar 2023	177	21,094,860	3,436,640
					$7,719,624
Contracts to Sell
Agriculture
Soybean Futures	USD	Mar 2023	(458)	(35,220,200)	$(1,093,475)
Energy
Natural Gas Futures	USD	Apr 2023	(1,468)	(41,735,240)	$28,092,467
Industrial Metals
LME Nickel Futures	USD	Mar 2023	(87)	(15,788,412)	$(1,520,726)
LME Primary Aluminum Futures	USD	Mar 2023	(170)	(11,171,125)	(734,593)
LME Zinc Future	USD	Mar 2023	(94)	(7,987,086)	(730,395)
					$(2,985,714)
					$(30,158,783)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$46,588,244	02/15/23	Bank of America	Bloomberg Commodity Index Total Return	4.71%	At Maturity	$—	$1,389,145
USD	100,849,194	02/15/23	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	4.86%	At Maturity	—	2,764,990
USD	130,893,693	02/15/23	Goldman Sachs	Bloomberg Commodity Index Total Return	4.70%	At Maturity	—	3,903,891
USD	59,194,604	02/15/23	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	4.71%	At Maturity	—	1,959,958
USD	79,244,273	02/15/23	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.69%	At Maturity	—	2,364,039

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	91,063,662	02/15/23	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	4.86%	At Maturity	—	2,293,267
USD	101,927,752	02/15/23	Societe Generale	Societe Generale P04 TR Index(c)	4.86%	At Maturity	—	2,735,937
							$—	$17,411,227

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/23 Value(1)
CBOT Bean Oil MAR 23 Futures	3.07%	85.45	3,195,518
CBOT Corn MAY 23 Futures	5.45%	167.39	5,670,450
NYMEX WTI Crude Oil MAR 23 Futures	7.96%	104.96	8,278,510
ICE Brent Crude Oil MAY 23 Futures	7.52%	91.81	7,819,195
NYBOT Cotton MAR 23 Futures	1.51%	36.31	1,565,282
COMEX Gold APR 23 Futures	15.02%	80.27	15,614,192
COMEX High Grade Copper MAY 23 Futures	5.45%	53.53	5,666,541
NYMEX Heating Oil MAR 23 Futures	2.18%	17.15	2,265,688
NYBOT Coffee MAR 23 Futures	3.18%	48.54	3,308,254
KCBOT Kansas Wheat MAY 23 Futures	1.76%	42.07	1,833,943
LME Aluminium MAR 23 Futures	4.49%	71.06	4,669,421
CME Live Cattle APR 23 Futures	3.35%	53.41	3,482,914
CME Lean Hogs APR 23 Futures	1.80%	53.99	1,866,527
LME Lead MAR 23 Futures	0.89%	17.27	920,907
LME Nickel MAR 23 Futures	2.91%	16.66	3,023,184
LME Zinc MAR 23 Futures	3.18%	38.89	3,304,776
NYMEX Nat Gas MAR 23 Futures	5.96%	230.92	6,197,850
ICE Gas Oil MAR 23 Futures	2.82%	32.56	2,929,625
NYBOT Sugar MAY 23 Futures	2.80%	126.99	2,907,069
CBOT Soybeans MAY 23 Futures	5.69%	77.34	5,917,586
COMEX Silver MAR 23 Futures	4.46%	38.93	4,639,413
CBOT Soy Meal MAY 23 Futures	3.41%	75.78	3,550,432
CBOT Wheat MAY 23 Futures	2.74%	73.96	2,849,183
NYMEX Unleaded Gasoline MAY 23 Futures	2.41%	21.94	2,502,886

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2023.

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/23 Value(1)
CBOT Bean Oil MAR 23 Futures	3.08%	77.05	2,881,393
CBOT Corn DEC 23 Futures	5.38%	170.69	5,041,708
NYMEX WTI Crude Oil MAR 23 Futures	7.97%	94.65	7,464,717
NYBOT Cotton MAR 23 Futures	1.51%	32.74	1,411,412
COMEX Gold APR 23 Futures	15.03%	72.38	14,079,289
COMEX High Grade Copper MAY 23 Futures	5.45%	48.27	5,109,510
NYMEX Heating Oil MAR 23 Futures	2.18%	15.47	2,042,967
NYBOT Coffee MAR 23 Futures	3.18%	43.77	2,983,046
KCBOT Kansas Wheat MAY 23 Futures	1.77%	37.94	1,653,663
CME Live Cattle APR 23 Futures	3.35%	48.16	3,140,538
ICE Brent Crude Oil MAY 23 Futures	7.53%	82.78	7,050,554
ICE Gas Oil MAR 23 Futures	2.82%	29.36	2,641,638
CME Lean Hogs APR 23 Futures	1.80%	48.69	1,683,043
LME Aluminium MAR 23 Futures	4.49%	64.07	4,210,409
LME Nickel MAR 23 Futures	2.91%	15.02	2,725,999
LME Lead MAR 23 Futures	0.89%	15.57	830,380
LME Zinc MAR 23 Futures	3.18%	35.07	2,979,910
NYMEX Nat Gas MAR 23 Futures	5.97%	208.22	5,588,591
NYMEX Unleaded Gasoline MAY 23 Futures	2.41%	19.79	2,256,848
CBOT Soybeans MAY 23 Futures	5.70%	69.74	5,335,877
NYBOT Sugar MAY 23 Futures	2.80%	114.50	2,621,299
COMEX Silver MAR 23 Futures	4.47%	35.10	4,183,350
CBOT Soy Meal MAY 23 Futures	3.42%	68.33	3,201,419
CBOT Wheat MAY 23 Futures	2.74%	66.69	2,569,103

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2023.

(c)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/23 Value(1)
LME Aluminium MAR 23 Futures	4.49%	71.75	4,714,921
ICE Brent Crude Oil MAY 23 Futures	7.52%	92.71	7,896,363
CBOT Bean Oil MAR 23 Futures	3.07%	86.28	3,226,606
NYMEX WTI Crude Oil MAR 23 Futures	7.96%	106.00	8,360,608
NYBOT Coffee MAR 23 Futures	3.18%	49.02	3,341,092
CBOT Corn MAY 23 Futures	5.45%	169.04	5,726,386
NYBOT Cotton MAR 23 Futures	1.51%	36.67	1,580,743
COMEX High Grade Copper MAR 23 Futures	5.45%	54.14	5,720,084
ICE Gas Oil MAY 23 Futures	2.82%	34.97	2,966,125
NYMEX Heating Oil MAY 23 Futures	2.19%	18.58	2,301,268
CME Live Cattle APR 23 Futures	3.35%	53.93	3,516,497
NYMEX Nat Gas MAR 23 Futures	5.96%	233.19	6,258,902
LME Nickel MAR 23 Futures	2.91%	16.82	3,052,252
LME Lead MAR 23 Futures	0.89%	17.43	929,540
NYMEX Unleaded Gasoline MAR 23 Futures	2.40%	23.41	2,523,937
CBOT Soy Meal MAR 23 Futures	3.42%	74.17	3,591,070
CBOT Soybeans MAY 23 Futures	5.69%	78.11	5,976,364
NYBOT Sugar JUL 23 Futures	2.78%	133.54	2,920,961
KCBOT Kansas Wheat MAY 23 Futures	1.76%	42.48	1,851,728
CBOT Wheat MAY 23 Futures	2.74%	74.67	2,876,847
COMEX Silver MAR 23 Futures	4.46%	39.31	4,685,511
COMEX Gold APR 23 Futures	15.01%	81.04	15,765,417
LME Zinc MAR 23 Futures	3.18%	39.27	3,336,891

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2023.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$290,990,556	$—	$290,990,556
United States Agency Obligations	—	592,550,611	—	592,550,611
United States Treasury Obligations	—	1,090,862,959	—	1,090,862,959
Short-term Investments	64,816,697	—	—	64,816,697
	$64,816,697	$1,974,404,126	$—	$2,039,220,823
Other Financial Instruments*
Futures Contracts	$52,070,096	$—	$—	$52,070,096
Swap Contracts	—	17,411,227	—	17,411,227

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$82,228,879	$—	$—	$82,228,879

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.